ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,	December 31,
	2023	2022

Accrued Interest	$42,943	$25,978
Credit Cards	42,032	44,473
Account Payable	40,176	-
Payroll Liabilities	2,609	24,206
Other Liabilities	313	424
Payroll Tax Liabilities	84	84
Deferred Revenue	-	17,506
Net Balance	$128,157	$112,671